Mercedes-Benz
Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended
30-Sep-2024
Dates

Amounts in USD
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Payment Date
Interest Period of the Class A-1, A-2B Notes (from... to)
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
5
1-Sep-2024
10-Oct-2024
11-Oct-2024
15-Oct-2024
16-Sep-2024
15-Sep-2024
30-Sep-2024
15-Oct-2024
15-Oct-2024
Actual/360 Days
29
30/360 Days
30
Summary
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal Note Balance
Initial
Balance
253,000,000.00
235,500,000.00
235,500,000.00
471,000,000.00
77,370,000.00
1,272,370,000.00
Beginning
Balance
101,830,261.23
235,500,000.00
235,500,000.00
471,000,000.00
77,370,000.00
1,121,200,261.23
Ending
Balance
67,425,485.51
235,500,000.00
235,500,000.00
471,000,000.00
77,370,000.00
1,086,795,485.51
Principal
Payment
34,404,775.72
0.00
0.00
0.00
0.00
34,404,775.72
Principal per $1000
Face Amount
135.987256
0.000000
0.000000
0.000000
0.000000
Note
Factor
0.266504
1.000000
1.000000
1.000000
1.000000
Overcollateralization
T
otal Securitization
V
alue
present value of lease payments
present value of Base Residual
V
alue
Initial Overcollateralization Amount
T
arget Overcollateralization Amount
Current Overcollateralization Amount
177,634,611.27
1,450,004,6
1
1.27
778,780,383.53
671,224,227.74
Amount
177,634,611.27
177,625,564.88
177,625,564.88
177,625,564.88
1,298,825,826.
1
1
647,298,729.57
651,527,096.54
Percentage
12.25%
12.25%
12.25%
177,625,564.88
1,264,421,050.39
620,566,869.80
643,854,180.59

Mercedes-Benz
Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended
30-Sep-2024
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal
Interest Rate
0.000000%
5.440000%
5.762070%
5.320000%
5.320000%
Interest Payment
0.00
1,067,600.00
1,093,112.70
2,088,100.00
343,007.00
4,591,819.70
Interest per
$1000 Face
Amount
0.000000
4.533333
4.641668
4.433333
4.433333
Interest & Principal
Payment
34,404,775.72
1,067,600.00
1,093,112.70
2,088,100.00
343,007.00
$38,996,595.42

Amounts in USD
Interest & Principal Payment
per $1000 Face Amount
135.987256
4.533333
4.641668
4.433333
4.433333

Mercedes-Benz
Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended
30-Sep-2024
Initial
Balance
Beginning
Balance
Ending
Balance

Amounts in USD
Exchange Note Balance
1,377,504,380.71
1,226,325,595.55
1,191,920,819.83
A
vailable 2024-A Collections
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
T
otal
A
vailable Collections
A
vailable Funds
ABS Notes
T
otal Exchange Note Payments
Reserve Account Draw Amount
T
otal
A
vailable Funds
26,910,680.96
15,212,496.22
5,578,202.39
10,337.48
46,086.07
47,701,379.57
0.00
0.00
187,503.64
47,888,883.21
39,974,337.80
0.00
39,974,337.80
Distribution on the Exchange Note
(1)
T
otal Servicing Fee
Nonrecoverable Advances to the Servicer
(2) Exchange Note Interest Distributable Amount
(5.45%)
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
T
otal Distribution
Distributions
ABS Notes
(1)
T
otal Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
(2) Interest Distributable Amount Class
A Notes
(3) Priority Principal Distribution Amount
(4)
T
o Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
(7)
T
otal Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
(8) Excess Collections to Certificateholders
T
otal Distribution
1,082,354.86
0.00
5,569,562.08
34,404,775.72
0.00
6,832,190.55
47,888,883.21
0.00
4,591,819.70
0.00
0.00
34,404,775.72
0.00
0.00
977,742.38
39,974,337.80

Mercedes-Benz
Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended
30-Sep-2024
Distribution Detail

Amounts in USD
T
otal Servicing Fee
T
otal Trustee Fee
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Carryover Shortfall Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Distributable Amount Class A
Notes
Priority Principal Distribution Amount
Regular Principal Distribution Amount
Principal Distribution Amount
Amount Due
1,082,354.86
0.00
4,591,819.70
0.00
1,067,600.00
1,093,112.70
2,088,100.00
343,007.00
0.00
0.00
0.00
0.00
0.00
0.00
4,591,819.70
0.00
34,404,775.72
34,404,775.72
Amount Paid
1,082,354.86
0.00
4,591,819.70
0.00
1,067,600.00
1,093,112.70
2,088,100.00
343,007.00
0.00
0.00
0.00
0.00
0.00
0.00
4,591,819.70
0.00
34,404,775.72
34,404,775.72
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Mercedes-Benz
Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended
30-Sep-2024

Amounts in USD
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
Reserve Fund Deficiency
3,625,011.53
3,625,011.53
0.00
14,277.77
14,277.77
0.00
3,625,011.53
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Exchange Note
Collection Account
Investment Earnings for the Collection Period
14,277.77
173,225.87
187,503.64
Notice to Investors

Mercedes-Benz
Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended
30-Sep-2024

Amounts in USD
Pool Statistics
Pool Data
Cutoff Date Securitization
V
alue
Securitization
V
alue beginning of Collection Period
Principal portion of lease payments
T
erminations- Early
T
erminations- Scheduled
Repurchase Payment (excluding interest)
Gross Losses
Securitization
V
alue end of Collection Period
Pool Factor
W
eighted
A
verage Securitization Rate
W
eighted
A
verage Remaining
T
erm (months)
W
eighted
A
verage Seasoning (months)
Aggregate Base Residual
V
alue
Cumulative Turn-in Ratio
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
Delinquency Profile
Delinquency Profile *
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
1,450,004,611.27
1,298,825,826.11
14,936,349.31
12,046,997.32
4,976,040.35
0.00
2,510,289.00
1,264,421,050.39
87.20%
As of Cutoff Date
11.35%
31.83
9.79
888,302,349.92
Amount **
1,257,692,222.27
4,229,010.82
1,876,539.77
623,277.53
1,264,421,050.39
Number of Leases
26,302
24,627
24,198
Current
11.35%
27.78
14.01
816,217,213.67
37.23%
144.69%
0.47%
Number of Leases
24,077
79
33
9
24,198
Percentage
99.47%
0.33%
0.15%
0.05%
100.00%
Delinquency
T
rigger
60+ Delinquency Leases to EOP Aggregate Securitization
V
alue
Delinquency Trigger occurred
5.684%
0.198%
No
*A lease is not considered delinquent if the amount past due is less than
10% of the payment due under such lease
**Based on the actual Securitization
V
alue of the respective leases

Mercedes-Benz
Auto Lease
T
rust 2024-A
Investor Report
Collection Period Ended
30-Sep-2024
Loss Statistics

Amounts in USD
Current
Credit Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Defaulted Leases, Beg of Collection Period
Liquidation Proceeds
Recoveries
Principal Net Credit Loss / (Gain)
Net Credit Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
1,528,996.17
1,201,823.21
102,582.88
224,590.08
0.210%
0.083
%
0.311
%
0.062%
0.167%
30
6,928,710.16
133
5,672,208.23
384,278.91
872,223.02
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization
V
alue
A
verage Net Credit Loss / (Gain)
0.060%
6,558.07
Current
Residual Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Liquidated Leases, Beg of Collection Period
Sales Proceeds and Other Payments Received
Residual Loss / (Gain)
Residual Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
18,004,330.50
19,385,475.84
(1,381,145.34)
(1.293)%
(1.259%)
(1.636%)
(1.181%)
(1.342)%
399
85,651,891.11
1,968
94,588,842.58
(8,936,951.47)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization
V
alue
A
verage Residual Loss / (Gain)
(0.616)%
(4,541.13)